Segment reporting	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 – SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the “CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operation results by the revenue of different distribution channels. Based on management’s assessment, the Company has determined that it has three operating segments.

The following table presents the segment information for the years ended March 31, 2022, 2021, and 2020, respectively:

	For the Year Ended March 31, 2022
	Directly- Operated Physical Stores	Online Stores	Franchise Stores and Wholesale Customers	Total
Revenue	$10,836,229	$121,164,347	$96,436,120	$228,436,696
Merchandise costs	$9,596,336	$98,328,079	$81,457,709	$189,382,124
Interest expenses, net	$(127,675)	$(1,427,579)	$(1,136,227)	$(2,691,481)
Provision for income tax	$103,396	$1,156,110	$920,162	$2,179,668
Net income	$155,240	$1,735,792	$1,381,537	$3,272,569
Depreciation and amortization	$49,123	$549,273	$437,173	$1,035,569
Capital expenditures	$705,690	$1,174,609	$934,885	$2,815,184
Total assets	$6,219,359	$67,291,828	$49,833,993	$123,345,180
Total liabilities	$4,588,581	$42,053,619	$32,090,251	$78,732,451

	For the Year Ended March 31, 2021
	Directly- Operated Physical Stores	Online Stores	Franchise Stores and Wholesale Customers	Total
Revenue	$29,502,329	$111,435,341	$80,577,072	$221,514,742
Merchandise costs	$24,608,915	$88,899,645	$68,051,379	$181,559,939
Interest expenses, net	$(260,174)	$(982,724)	$(710,592)	$(1,953,490)
Provision for income tax	$440,447	$1,663,646	$1,202,955	$3,307,048
Net income	$735,525	$2,778,203	$2,008,873	$5,522,601
Depreciation and amortization	$58,853	$222,299	$160,741	$441,893
Capital expenditures	$781,023	$1,252,666	$905,782	$2,939,471
Total assets	$10,593,798	$55,595,433	$46,752,624	$112,941,855
Total liabilities	$12,189,004	$45,654,076	$32,864,338	$90,707,418

	For the Year Ended March 31, 2020
	Directly- Operated Physical Stores	Online Stores	Franchise Stores and Wholesale Customers	Total
Revenue	$45,824,603	$50,464,251	$43,285,104	$139,573,958
Merchandise costs	$36,860,755	$38,336,001	$36,891,293	$112,088,049
Interest expenses, net	$(619,870)	$(682,630)	$(585,518)	$(1,888,018)
Provision for income tax	$871,941	$960,224	$823,621	$2,655,786
Net income	$1,605,749	$1,768,327	$1,516,761	$4,890,837
Depreciation and amortization	$132,364	$145,766	$125,029	$403,159
Capital expenditures	$1,633,006	$959,068	$822,629	$3,414,703
Total assets	$14,531,739	$42,528,146	$35,892,174	$92,952,059
Total liabilities	$25,368,417	$27,425,786	$24,194,192	$76,988,395